DODIE KENT
                                                      Vice President and Counsel
                                                                  (212) 314-3970
                                                                   Fax: 707-1791
[AXA EQUITABLE -- MEMBER OF THE GLOBAL AXA GROUP LOGO]

                                                        September 6, 2006

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

         Re: Separate Account No. 301 of AXA Equitable Life Insurance Company (the "Account")
                (Registration Nos. 2-74667 and 811-03301)

Commissioners:

     AXA Equitable, on behalf of Registrant, has sent to contract owners the semi-annual reports, for the period ended June 30, 2006, for the following underlying mutual funds ("Funds") in which Registrant invests:

  o  AXA Premier VIP Trust
     Underlying funds:
     AXA Moderate Allocation;
     AXA Premier VIP Aggressive Equity;
     AXA Premier VIP High Yield;
     AXA Premier VIP Technology

  o  EQ Advisors Trust
     Underlying funds:
     EQ/Alliance Common Stock;
     EQ/Alliance Growth and Income;
     EQ/Alliance Intermediate Government Securities;
     EQ/Alliance International;
     EQ/Capital Guardian U.S. Equity;
     EQ/Equity 500 Index;
     EQ/Lazard Small Cap Value;
     EQ/Mercury International Value;
     EQ/MFS Emerging Growth Companies;
     EQ/Money Market

     AXA Equitable understands that the Funds have filed or will file their semi-annual reports with the Commission under separate cover.

     Please direct any question or comment regarding the enclosed to the undersigned at (212) 314-3970.




                                                     Very truly yours,

                                                     /s/ Dodie Kent
                                                     ------------------
                                                     Dodie Kent


                      AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104